Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments [Abstract]
Notional amount of index option contract	$ 303.1	$ 303.8
Options premiums paid	9.6	9.1
Amount received for options exercised	$ 15.5	$ 12.8
Maximum credit exposure required increase in S&P 500 Index, percentage	13.20%